Filed pursuant to Rule 497(e)

File Nos. 033-16439 and 811-05159

RS INVESTMENT TRUST

Supplement to Prospectus (Class A, B, C, K shares) Dated May 1, 2010

Effective immediately, the first paragraph of the section of the prospectus entitled “Type of Shares Available” is amended and restated to read in its entirety as follows:

“Class A, Class B, Class C, and Class K shares are offered in this Prospectus. For each class, expenses and sales loads vary. Not all Funds offer all classes of shares. Certain of the Funds offered in this Prospectus also offer Class Y shares. Class Y shares are available for purchase by: (1) institutional investors, such as retirement plans, companies, foundations, trusts, endowments, and other entities where the total amount of potential investable assets exceeds $25 million, that either were introduced to the Fund by a financial intermediary that is authorized to sell Class Y shares (including institutional investors purchasing shares through certain fee-based advisory wrap programs), or were not introduced to the Fund by a financial intermediary; (2) a trustee or custodian under any deferred compensation or pension or profit sharing plan or payroll deduction IRA established for the benefit of the employees of any company with an account(s) in excess of $10 million managed by RS Investments or its affiliates on a private-advisory-account basis; (3) officers, directors, and employees of RS Investments and its affiliates and their family members and current and former Trustees of the Trust and their family members; (4) investors purchasing shares in the Fund through a fee-based advisory wrap program that is authorized to sell Class Y shares; or (5) investors who had assets in excess of a specified level under management by Oak Value Capital Management, Inc. on a private-advisory-client basis as of August 5, 2010, and who held shares of Oak Value Fund, the predecessor fund of RS Capital Appreciation Fund (which is offered through a separate prospectus), as of September 3, 2010, and have continuously held shares of one or more RS Fund(s) since September 7, 2010.”

Effective immediately, the third paragraph of the section of the prospectus entitled “Types of Shares Available — Class A Shares” is amended to include the following bullet:

•

accounts that held shares of Oak Value Fund, the predecessor fund of RS Capital Appreciation Fund (which is offered through a separate prospectus), as of September 3, 2010, and have continuously held shares of one or more of the RS Funds since September 7, 2010. Accounts held through certain financial intermediaries may not be eligible.

September 7, 2010

Filed pursuant to Rule 497(e)

File Nos. 033-16439 and 811-05159

RS INVESTMENT TRUST

Supplement to Prospectus (Class Y shares) Dated May 1, 2010

Effective immediately, the first paragraph of the section of the prospectus entitled “Types of Shares Available – Information About Class Y Shares” is amended and restated in its entirety as follows:

“All of the Funds offered in this Prospectus offer Class Y shares. Class Y shares are available for purchase by: (1) institutional investors, such as retirement plans, companies, foundations, trusts, endowments, and other entities where the total amount of potential investable assets exceeds $25 million, that either were introduced to the Fund by a financial intermediary that is authorized to sell Class Y shares (including institutional investors purchasing shares through certain fee-based advisory wrap programs), or were not introduced to the Fund by a financial intermediary; (2) a trustee or custodian under any deferred compensation or pension or profit sharing plan or payroll deduction IRA established for the benefit of the employees of any company with an account(s) in excess of $10 million managed by RS Investments or its affiliates on a private-advisory-account basis; (3) officers, directors, and employees of RS Investments and its affiliates and their family members and current and former Trustees of the Trust and their family members; (4) investors purchasing shares in the Fund through a fee-based advisory wrap program that is authorized to sell Class Y shares; or (5) investors who had assets in excess of a specified level under management by Oak Value Capital Management, Inc. on a private-advisory-client basis as of August 5, 2010, and who held shares of Oak Value Fund, the predecessor fund of RS Capital Appreciation Fund (which is offered through a separate prospectus), as of September 3, 2010, and have continuously held shares of one or more RS Fund(s) since September 7, 2010.”

September 7, 2010

Filed pursuant to Rule 497(e)

File Nos. 033-16439 and 811-05159

RS INVESTMENT TRUST

Supplement to Statement of Additional Information Dated May 1, 2010

Effective immediately, the second paragraph of the section of the statement of additional information entitled “Waivers of Certain Sales Loads” is amended to include the following bullet:

•

accounts that held shares of Oak Value Fund, the predecessor fund of RS Capital Appreciation Fund, as of September 3, 2010, and have continuously held shares of one or more of the RS Funds since September 7, 2010. Accounts held through certain financial intermediaries may not be eligible.

September 7, 2010